SUPPLY CHAIN FINANCE PROGRAM (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Supplier Finance Program
The summary of the Company’s outstanding obligations confirmed as valid under the SCF program is as follows (in millions):

2024
Confirmed obligations outstanding at beginning of year	$1,421
Invoices confirmed	5,105
Confirmed invoices paid	(5,196)
Confirmed obligations outstanding at end of year	$1,330